UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Core Bond Fund
Class A [WABAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$81	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Western Asset Core Bond Fund returned 0.26%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Bond Fund	PAGE 1	7833-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	0.26	-1.42	1.06
Class A (with sales charge)	-3.49	-2.27	0.62
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Bond Fund	PAGE 2	7833-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7833-ATSR-0225

Western Asset Core Bond Fund
Class C [WABCX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$151	1.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Western Asset Core Bond Fund returned -0.34%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Bond Fund	PAGE 1	7832-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	-0.34	-2.08	0.36
Class C (with sales charge)	-1.30	-2.08	0.36
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Bond Fund	PAGE 2	7832-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7832-ATSR-0225

Western Asset Core Bond Fund
Class C1 [LWACX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$142	1.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C1 shares of Western Asset Core Bond Fund returned -0.27%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Bond Fund	PAGE 1	7837-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C1	-0.27	-1.87	0.64
Class C1 (with sales charge)	-1.23	-1.87	0.64
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Bond Fund	PAGE 2	7837-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7837-ATSR-0225

Western Asset Core Bond Fund
Class FI [WAPIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$79	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class FI shares of Western Asset Core Bond Fund returned 0.37%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Bond Fund	PAGE 1	7592-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class FI	0.37	-1.40	1.08
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Core Bond Fund	PAGE 2	7592-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7592-ATSR-0225

Western Asset Core Bond Fund
Class R [WABRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$111	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Western Asset Core Bond Fund returned 0.06%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Bond Fund	PAGE 1	7831-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	0.06	-1.72	0.75
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Core Bond Fund	PAGE 2	7831-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7831-ATSR-0225

Western Asset Core Bond Fund
Class I [WATFX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$45	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Western Asset Core Bond Fund returned 0.62%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Bond Fund	PAGE 1	7027-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	0.62	-1.06	1.44
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Core Bond Fund	PAGE 2	7027-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7027-ATSR-0225

Western Asset Core Bond Fund
Class IS [WACSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$42	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of Western Asset Core Bond Fund returned 0.75%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Security selection within commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Bond Fund	PAGE 1	7275-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	0.75	-1.02	1.47
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,365,671,040
Total Number of Portfolio Holdings*	1,244
Total Management Fee Paid	$35,067,654
Portfolio Turnover Rate	85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Core Bond Fund	PAGE 2	7275-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7275-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Mr. Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial expert," and have designated Mr. Abeles as the Audit Committee's financial expert. Mr. Abeles is an "independent" Director pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $205,236 in December 31, 2023 and in $219,051 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2023 and $30,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees.  The aggregate other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in December 31, 2023 and $0 in December 31, 2024, other than the services reported in paragraphs (a) through (c) for the Item for the Western Asset Funds, Inc.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Western Asset Funds, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Western Asset Funds, Inc., FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Western Asset Funds, Inc. during the reporting period were $342,635 in December 31, 2023 and $334,889 in December 31, 2024.

(h) Yes. Western Asset Funds, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Western Asset Funds, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Bond Fund
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 33.1%
Communication Services — 3.5%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	2.300%	6/1/27	$2,930,000	$2,766,241
AT&T Inc., Senior Notes	2.250%	2/1/32	2,900,000	2,398,640
AT&T Inc., Senior Notes	2.550%	12/1/33	1,740,000	1,402,211
AT&T Inc., Senior Notes	5.350%	9/1/40	640,000	620,358
AT&T Inc., Senior Notes	5.550%	8/15/41	980,000	957,167
AT&T Inc., Senior Notes	4.350%	6/15/45	1,810,000	1,485,025
AT&T Inc., Senior Notes	3.500%	9/15/53	2,191,000	1,476,688
AT&T Inc., Senior Notes	3.550%	9/15/55	1,471,000	990,323
AT&T Inc., Senior Notes	3.800%	12/1/57	290,000	200,330
AT&T Inc., Senior Notes	3.650%	9/15/59	1,080,000	716,067
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,931,000	1,712,999
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,458,000	1,406,908
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	1,600,000	1,465,511
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	3,867,000	3,331,756
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	4,228,000	3,987,192
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	5,711,000	5,438,935 (a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,767,000	1,726,664
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	460,000	314,757
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,870,000	1,415,274
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	2,446,000	1,924,448
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	514,000	459,198
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	547,016
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	2,120,000	1,611,126
Total Diversified Telecommunication Services				38,354,834
Entertainment — 0.3%
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,660,000	1,852,802
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	1,890,000	1,890,773
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	2,550,000	2,457,185
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	1,660,000	1,545,040
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	2,500,000	2,203,680
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	560,000	449,888
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	240,000	178,450
Total Entertainment				10,577,818
Interactive Media & Services — 0.0%††
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	1,120,000	1,090,813
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — 1.5%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	$2,100,000	$2,098,238
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	2,336,000	2,259,257
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	7,167,000	7,018,198
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	3,590,000	3,208,820
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	1,640,000	1,678,321
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,477,000	1,315,233
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,304,000	1,233,700
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,567,000	1,341,312
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	270,000	203,098
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	2,160,000	1,720,682
Comcast Corp., Senior Notes	4.150%	10/15/28	1,601,000	1,562,098
Comcast Corp., Senior Notes	3.400%	4/1/30	740,000	686,844
Comcast Corp., Senior Notes	4.250%	10/15/30	5,657,000	5,457,257
Comcast Corp., Senior Notes	3.900%	3/1/38	2,030,000	1,707,974
Comcast Corp., Senior Notes	3.750%	4/1/40	2,280,000	1,835,486
Comcast Corp., Senior Notes	3.969%	11/1/47	2,610,000	1,979,948
Comcast Corp., Senior Notes	3.450%	2/1/50	2,040,000	1,397,977
Comcast Corp., Senior Notes	2.800%	1/15/51	3,130,000	1,862,172
Comcast Corp., Senior Notes	2.887%	11/1/51	570,000	343,095
Comcast Corp., Senior Notes	5.350%	5/15/53	330,000	305,809
Comcast Corp., Senior Notes	2.937%	11/1/56	1,884,000	1,098,226
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	4.950%	10/15/58	$850,000	$735,776
Fox Corp., Senior Notes	5.476%	1/25/39	3,030,000	2,882,739
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,581,000	1,531,683
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	410,378
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	967,637
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,798,000	1,610,637
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	15,293
Total Media				48,467,888
Wireless Telecommunication Services — 0.6%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,299,735
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	6,760,000	6,364,405
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	2,190,000	1,884,654
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	7,810,000	6,491,273
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	2,170,000	2,135,903
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	1,260,000	1,093,174
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,100,000	785,036
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	480,000	316,878
Total Wireless Telecommunication Services				20,371,058

Total Communication Services				118,862,411
Consumer Discretionary — 1.9%
Automobiles — 0.2%
Ford Motor Co., Senior Notes	6.100%	8/19/32	4,770,000	4,748,859
General Motors Co., Senior Notes	5.600%	10/15/32	790,000	797,088
General Motors Co., Senior Notes	5.150%	4/1/38	337,000	310,388
General Motors Co., Senior Notes	6.250%	10/2/43	906,000	895,809
General Motors Co., Senior Notes	5.950%	4/1/49	276,000	261,082
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	938,564
Total Automobiles				7,951,790
Broadline Retail — 0.5%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	2,625,000	2,319,937
Amazon.com Inc., Senior Notes	2.500%	6/3/50	6,290,000	3,756,023
Amazon.com Inc., Senior Notes	4.250%	8/22/57	1,120,000	918,202
Prosus NV, Senior Notes	4.027%	8/3/50	12,610,000	8,500,587 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — continued
Prosus NV, Senior Notes	3.832%	2/8/51	$1,220,000	$789,524 (a)
Total Broadline Retail				16,284,273
Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,610,000	1,593,489
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	2,280,000	2,311,830
McDonald’s Corp., Senior Notes	3.600%	7/1/30	1,840,000	1,726,602
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	577,216
McDonald’s Corp., Senior Notes	4.200%	4/1/50	3,930,000	3,107,598
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,179,000	7,153,796
Sands China Ltd., Senior Notes	5.400%	8/8/28	5,545,000	5,486,643
Sands China Ltd., Senior Notes	2.850%	3/8/29	4,690,000	4,183,924
Sands China Ltd., Senior Notes	4.375%	6/18/30	5,520,000	5,153,997
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,680,000	1,439,801
Total Hotels, Restaurants & Leisure				32,734,896
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	5.700%	4/1/26	111,000	111,049
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	1,370,000	1,233,949
Home Depot Inc., Senior Notes	3.300%	4/15/40	1,640,000	1,278,697
Home Depot Inc., Senior Notes	3.900%	6/15/47	450,000	352,406
Home Depot Inc., Senior Notes	3.350%	4/15/50	3,160,000	2,204,945
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	1,110,000	1,089,589
Total Specialty Retail				6,159,586
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	1,230,000	950,409

Total Consumer Discretionary				64,192,003
Consumer Staples — 1.1%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	4,685,000	4,266,272
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	2,358,000	2,358,581
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	140,000	137,905
Coca-Cola Co., Senior Notes	2.500%	6/1/40	480,000	336,397
Total Beverages				7,099,155
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	1,840,000	1,783,103
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Food Products — 0.1%
Mars Inc., Senior Notes	3.200%	4/1/30	$1,128,000	$1,041,393 (a)
Mars Inc., Senior Notes	2.375%	7/16/40	1,640,000	1,086,446 (a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	990,000	978,890
Total Food Products				3,106,729
Personal Care Products — 0.1%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	710,000	668,267
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	2,240,000	2,028,957
Kenvue Inc., Senior Notes	4.900%	3/22/33	740,000	728,219
Total Personal Care Products				3,425,443
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	220,000	218,151
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,359,000	1,343,863
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,280,000	1,053,875
Altria Group Inc., Senior Notes	6.875%	11/1/33	2,860,000	3,104,080
Altria Group Inc., Senior Notes	5.800%	2/14/39	1,695,000	1,676,361
Altria Group Inc., Senior Notes	5.950%	2/14/49	3,194,000	3,129,595
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	697,081
BAT Capital Corp., Senior Notes	3.557%	8/15/27	665,000	643,654
BAT Capital Corp., Senior Notes	2.259%	3/25/28	1,730,000	1,589,950
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,137,000	897,840
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	1,400,000	1,398,763
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	910,000	910,457
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	800,000	791,093
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	906,000	788,011
Reynolds American Inc., Senior Notes	6.150%	9/15/43	580,000	576,282
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,200,000	1,144,221
Total Tobacco				19,963,277

Total Consumer Staples				35,377,707
Energy — 6.2%
Oil, Gas & Consumable Fuels — 6.2%
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	88,399
Apache Corp., Senior Notes	5.100%	9/1/40	1,203,000	1,053,463
Apache Corp., Senior Notes	5.250%	2/1/42	1,338,000	1,161,219
Apache Corp., Senior Notes	4.750%	4/15/43	592,000	473,228
Apache Corp., Senior Notes	4.250%	1/15/44	2,834,000	2,061,878
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	$2,010,000	$1,894,691
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	3,300,000	2,100,083
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	744,584
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	470,999
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	3,050,000	2,660,436 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,740,000	2,265,129 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	2,040,000	2,093,837 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	700,000	734,248 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	3,635,000	3,536,088
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,880,000	1,523,015
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	3,029,000	2,961,503
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	5,120,000	4,953,371
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	2,793,622
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,027,364
Devon Energy Corp., Senior Notes	4.500%	1/15/30	708,000	685,117
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,380,000	2,202,195
Devon Energy Corp., Senior Notes	4.750%	5/15/42	2,970,000	2,469,104
Devon Energy Corp., Senior Notes	5.000%	6/15/45	2,358,000	1,972,274
Devon Energy Corp., Senior Notes	5.750%	9/15/54	750,000	681,020
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,972,000	1,835,069
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	2,380,000	2,107,390
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	1,690,000	1,311,467
Ecopetrol SA, Senior Notes	5.875%	5/28/45	15,155,000	10,452,334
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,646,000	3,117,357
Energy Transfer LP, Senior Notes	2.900%	5/15/25	1,890,000	1,875,792
Energy Transfer LP, Senior Notes	4.750%	1/15/26	530,000	529,551
Energy Transfer LP, Senior Notes	5.500%	6/1/27	3,360,000	3,404,251
Energy Transfer LP, Senior Notes	5.250%	4/15/29	988,000	992,258
Energy Transfer LP, Senior Notes	3.750%	5/15/30	3,018,000	2,817,323
Energy Transfer LP, Senior Notes	5.550%	5/15/34	2,330,000	2,319,595
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	484,931
Energy Transfer LP, Senior Notes	5.400%	10/1/47	2,321,000	2,088,986
Energy Transfer LP, Senior Notes	6.250%	4/15/49	1,592,000	1,595,630
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	$4,036,000	$3,940,884
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,230,000	1,145,039
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,470,000	3,137,899
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	4,010,000	3,880,799
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	2,000,000	2,176,817
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	503,963
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	366,903
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,320,000	1,137,592
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	2,100,000	1,506,428
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	905,000	651,383
EOG Resources Inc., Senior Notes	3.900%	4/1/35	2,160,000	1,921,838
EOG Resources Inc., Senior Notes	4.950%	4/15/50	3,705,000	3,299,533
EQT Corp., Senior Notes	7.000%	2/1/30	2,160,000	2,299,404
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	1,080,000	947,793
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,343,000	1,090,470
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	910,000	638,478
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	8,843,000	7,649,330 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	122,526
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	645,573
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	501,266
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	127,964
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	3,130,000	3,073,590
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	90,000	79,515
MPLX LP, Senior Notes	4.125%	3/1/27	1,417,000	1,396,350
MPLX LP, Senior Notes	4.000%	3/15/28	1,287,000	1,249,731
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	4.800%	2/15/29	$774,000	$767,744
MPLX LP, Senior Notes	4.500%	4/15/38	1,258,000	1,097,394
MPLX LP, Senior Notes	5.200%	3/1/47	1,250,000	1,111,462
MPLX LP, Senior Notes	4.700%	4/15/48	2,547,000	2,090,143
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	629,887
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,467,382
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,156,187
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	9,809,000	9,002,895
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	2,810,000	3,112,063
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,326,000	1,312,534
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,732,000	4,979,163
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	2,750,000	2,093,929
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	1,000,000	1,010,445
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,886,000	1,400,398
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,849,000	1,273,718
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	2,484,000	1,787,340
ONEOK Inc., Senior Notes	5.550%	11/1/26	900,000	911,877
ONEOK Inc., Senior Notes	5.800%	11/1/30	1,610,000	1,660,148
ONEOK Inc., Senior Notes	6.050%	9/1/33	90,000	92,661
ONEOK Inc., Senior Notes	6.625%	9/1/53	1,160,000	1,220,756
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	2,914,000	2,864,826 (a)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	7,147,000	5,412,186 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	2,960,000	2,513,686
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	10,160,000	7,023,496 (a)
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	781,000	683,853
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	1,644,000	1,375,425
Shell Finance US Inc., Senior Notes	4.000%	5/10/46	1,629,000	1,275,301
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	4,740,000	3,196,022
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,265,000	1,425,929
Targa Resources Corp., Senior Notes	4.950%	4/15/52	1,520,000	1,281,825
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	1,100,000	986,741 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	950,000	865,940
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	3,870,000	3,632,492
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	90,000	87,752
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	$1,650,000	$1,516,822
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,351,050
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	25,699
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,515,000	4,153,226
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	1,250,000	1,216,018
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	1,826,000	1,597,190
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	3,270,000	2,940,388
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,340,000	1,143,042

Total Energy				208,776,904
Financials — 11.0%
Banks — 6.9%
Banco Santander SA, Senior Notes	2.746%	5/28/25	6,600,000	6,538,070
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,305,000	2,154,780
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	7,610,000	7,487,225 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	6,420,000	5,419,805 (b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	7,110,000	6,266,270 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	650,000	558,872 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	5,716,000	5,481,906 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	7,644,000	7,328,815 (b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	4,380,000	3,432,376 (b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	1,560,000	1,278,345 (b)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	2,960,000	2,814,252 (b)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	5,000	4,998
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	4,240,000	4,207,069
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	1,160,000	945,606 (b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	$1,316,000	$1,259,156 (b)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	830,000	818,114
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	2,750,000	2,529,994 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,758,000	1,713,589 (b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	4,663,000	4,661,865 (a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	859,000	835,394 (a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	4,990,000	4,926,472 (a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	1,720,000	1,535,994 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	6,240,000	6,239,494 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	3,824,000	3,802,715 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	5,590,000	5,723,571 (a)(b)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,023,000	1,263,677
Citigroup Inc., Senior Notes	4.650%	7/30/45	2,217,000	1,936,977
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,415,000	1,212,329
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	3,710,000	3,141,654 (b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	2,250,000	2,239,436 (b)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	6,764,000	6,511,611 (b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	3,010,000	2,703,517 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	3,848,000	3,675,608 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	2,340,000	2,250,216 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	1,280,000	1,237,555 (b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,039,000	4,027,858
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	$2,862,000	$2,824,219
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	440,495
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	617,770
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	619,713
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	3,000	2,832
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	629,992
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	5,597,000	5,576,147
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	2,050,000	2,015,329 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	1,670,000	1,620,717 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,210,000	1,988,044 (a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	2,570,000	2,532,874 (a)(b)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	783,000	738,775 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,500,000	1,478,597 (a)(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	2,900,000	2,547,290 (b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	4,341,000	4,250,872 (b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,003,000	4,005,959 (a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	4,210,000	4,174,404 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	3,510,000	3,093,468 (b)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	3,640,000	3,071,339 (b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	4,000,000	3,432,911 (b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	890,000	589,583 (b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	$6,441,000	$6,314,312 (b)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	2,660,000	2,592,767 (b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,047,000	1,039,620
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	856,000	778,133
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	910,000	889,397
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,000,000	994,841
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	1,000,000	996,654 (b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	1,070,000	1,051,938 (b)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	2,900,000	2,951,215 (b)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	2,730,000	2,512,189
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	670,000	661,892
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	484,000	405,438 (a)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	760,000	720,357
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	1,410,000	1,433,489 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	2,170,000	2,219,395 (b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	1,920,000	1,957,994 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	3,044,000	2,953,821
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	1,348,000	1,307,489
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	5,340,000	4,819,050 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	3,350,000	2,937,679 (b)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	$4,420,000	$4,280,507 (b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	14,950,000	13,288,047 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,906,000	3,854,878
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	401,934
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,282,000	1,228,073
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	833,000	701,933
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	1,939,000	1,682,462
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	4,100,000	3,460,498
Total Banks				232,852,517
Capital Markets — 3.1%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	1,790,000	1,880,257 (b)
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	5.528%	1/31/25	22,000	18,647 (b)(c)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	4,835,000	4,731,256
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,781,000	2,930,435
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,736,000	1,538,208
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	4,000,000	3,382,726 (b)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,420,000	987,296 (b)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	2,370,000	2,305,002 (b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	3,306,000	3,181,306 (b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	7,115,000	6,926,734 (b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	185,000	198,234
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	3,131,000	2,891,108
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	317,771 (a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	6,960,000	6,898,881 (b)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,030,000	863,507 (b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	$5,390,000	$4,790,923 (b)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	2,910,000	2,703,973 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	3,929,000	3,790,352 (b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	584,000	568,668 (b)
UBS AG, Senior Notes	7.950%	1/9/25	9,030,000	9,034,370
UBS AG, Senior Notes	2.950%	4/9/25	3,580,000	3,562,691
UBS AG, Senior Notes	7.500%	2/15/28	7,280,000	7,797,459
UBS AG, Senior Notes	4.500%	6/26/48	899,000	764,487
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	6,420,000	6,171,991 (a)(b)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	2,170,000	1,812,907 (a)(b)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,210,000	1,052,940 (a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	5,166,000	4,883,637 (a)(b)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	3,450,000	3,442,648 (a)(b)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	4,690,000	4,663,187 (a)(b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	8,415,000	10,166,522 (a)(b)
Total Capital Markets				104,258,123
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	1,080,000	1,054,692
Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	6,070,000	5,815,246
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	4,280,000	3,965,019
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	2,870,000	2,501,715
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	279,160
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	$2,044,000	$1,708,916
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.540%	12/21/65	1,623,000	1,362,743 (a)(b)
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,270,000	3,308,459
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	1,100,000	964,303
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	1,140,000	1,095,046
Visa Inc., Senior Notes	4.300%	12/14/45	1,563,000	1,339,282
Total Financial Services				22,339,889
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.450%	3/1/34	4,000,000	3,995,809
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	131,000	101,812
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	2,525,000	2,586,049
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	1,480,000	1,456,496 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	103,278 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,970,000	1,763,574 (a)
Total Insurance				10,007,018

Total Financials				370,512,239
Health Care — 2.8%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	3,490,000	3,488,293
AbbVie Inc., Senior Notes	3.200%	11/21/29	6,220,000	5,775,838
AbbVie Inc., Senior Notes	4.950%	3/15/31	850,000	850,053
AbbVie Inc., Senior Notes	5.050%	3/15/34	2,300,000	2,273,258
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	219,208
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,160,000	1,042,935
AbbVie Inc., Senior Notes	4.250%	11/21/49	2,599,000	2,115,321
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,187,000	1,929,297
Total Biotechnology				17,694,203
Health Care Equipment & Supplies — 0.4%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	354,000	306,715
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	4,150,000	2,471,488 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	2,560,000	2,567,429 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	2,540,000	2,541,674 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	3,300,000	3,285,168 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — continued
Solventum Corp., Senior Notes	5.900%	4/30/54	$2,750,000	$2,677,051 (a)
Total Health Care Equipment & Supplies				13,849,525
Health Care Providers & Services — 1.3%
Cigna Group, Senior Notes	4.375%	10/15/28	4,132,000	4,052,363
Cigna Group, Senior Notes	4.800%	8/15/38	4,010,000	3,638,886
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	299,829
CVS Health Corp., Senior Notes	3.875%	7/20/25	1,120,000	1,113,147
CVS Health Corp., Senior Notes	3.625%	4/1/27	1,510,000	1,465,613
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,722,000	3,608,189
CVS Health Corp., Senior Notes	3.750%	4/1/30	4,790,000	4,389,754
CVS Health Corp., Senior Notes	2.125%	9/15/31	2,890,000	2,318,274
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,580,000	1,367,527
CVS Health Corp., Senior Notes	4.125%	4/1/40	786,000	614,596
CVS Health Corp., Senior Notes	5.125%	7/20/45	1,954,000	1,643,716
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	2,195,457	2,207,982
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	180,756	184,442
Elevance Health Inc., Senior Notes	4.100%	5/15/32	1,380,000	1,276,585
Elevance Health Inc., Senior Notes	4.550%	5/15/52	1,110,000	895,512
Humana Inc., Senior Notes	3.950%	3/15/27	6,000	5,887
Humana Inc., Senior Notes	3.700%	3/23/29	2,760,000	2,606,551
Humana Inc., Senior Notes	2.150%	2/3/32	1,890,000	1,506,453
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	2,880,000	2,483,090
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	950,000	895,513
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	600,895
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	2,140,000	1,514,193
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,326,000	1,327,279
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	620,000	497,961
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	3,140,000	1,948,433
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	1,309,000	927,803
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	459,359
Total Health Care Providers & Services				43,849,832
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	810,000	815,423
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	2,360,000	2,358,170
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	1,570,000	1,524,134
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	960,000	924,784
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	3,210,000	3,112,834
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,050,000	965,668
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	2,970,000	2,716,214
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Johnson & Johnson, Senior Notes	2.100%	9/1/40	$2,890,000	$1,924,789
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	1,740,000	1,055,728
Pfizer Inc., Senior Notes	1.700%	5/28/30	1,220,000	1,039,844
Pfizer Inc., Senior Notes	2.550%	5/28/40	2,280,000	1,576,609
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,015,000	1,060,511
Total Pharmaceuticals				19,074,708

Total Health Care				94,468,268
Industrials — 2.0%
Aerospace & Defense — 1.1%
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,345,330
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,468,680
Boeing Co., Senior Notes	3.200%	3/1/29	1,780,000	1,641,283
Boeing Co., Senior Notes	5.150%	5/1/30	793,000	782,472
Boeing Co., Senior Notes	3.250%	2/1/35	1,827,000	1,455,927
Boeing Co., Senior Notes	3.750%	2/1/50	700,000	478,067
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	594,134
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,460,000	1,391,606
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	271,000	249,092
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	900,000	836,266
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	5,050,000	4,038,594
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,442,000	1,339,133
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,469,000	1,467,835
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	1,194,000	1,141,775
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	7,710,000	7,232,786
RTX Corp., Senior Notes	4.125%	11/16/28	1,640,000	1,597,170
RTX Corp., Senior Notes	2.250%	7/1/30	3,750,000	3,262,704
RTX Corp., Senior Notes	6.000%	3/15/31	2,270,000	2,381,901
RTX Corp., Senior Notes	4.500%	6/1/42	833,000	719,814
RTX Corp., Senior Notes	3.125%	7/1/50	4,170,000	2,732,482
Total Aerospace & Defense				37,157,051
Air Freight & Logistics — 0.2%
DP World Ltd., Senior Notes	5.625%	9/25/48	8,869,000	8,407,107 (a)
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	4.000%	5/1/32	830,000	776,936
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,880,000	1,835,928
Total Commercial Services & Supplies				2,612,864
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	1,234,000	1,041,555
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electrical Equipment — continued
Emerson Electric Co., Senior Notes	2.800%	12/21/51	$2,270,000	$1,403,272
Total Electrical Equipment				2,444,827
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	100,000	62,428
Union Pacific Corp., Senior Notes	2.400%	2/5/30	1,300,000	1,154,564
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	137,201
Union Pacific Corp., Senior Notes	3.839%	3/20/60	1,650,000	1,181,100
Union Pacific Corp., Senior Notes	3.750%	2/5/70	2,800,000	1,871,201
Total Ground Transportation				4,406,494
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	2,330,000	2,284,514
Passenger Airlines — 0.2%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	3,868,000	3,844,959 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	3,070,000	3,029,869 (a)
Total Passenger Airlines				6,874,828
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	5.300%	2/1/28	1,765,000	1,780,413

Total Industrials				65,968,098
Information Technology — 1.9%
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	612,000	585,846
Broadcom Inc., Senior Notes	3.137%	11/15/35	4,840,000	3,954,738 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	257,000	207,132 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	555,000	528,222 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	3,180,000	3,226,651 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	3,900,000	3,819,221 (a)
Intel Corp., Senior Notes	5.200%	2/10/33	2,160,000	2,089,201
Intel Corp., Senior Notes	4.750%	3/25/50	2,625,000	2,031,558
Intel Corp., Senior Notes	3.050%	8/12/51	800,000	456,699
KLA Corp., Senior Notes	4.650%	7/15/32	1,320,000	1,291,982
Micron Technology Inc., Senior Notes	5.300%	1/15/31	2,210,000	2,208,583
Micron Technology Inc., Senior Notes	5.875%	2/9/33	890,000	911,913
NVIDIA Corp., Senior Notes	3.700%	4/1/60	1,910,000	1,411,007
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	$2,030,000	$2,016,310
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,000,000	860,233
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	2,864,000	2,329,088
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	6,732,523
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	19,030,000	16,296,755
Total Semiconductors & Semiconductor Equipment				50,957,662
Software — 0.4%
Microsoft Corp., Senior Notes	2.921%	3/17/52	1,131,000	747,836
Oracle Corp., Senior Notes	2.950%	4/1/30	820,000	740,546
Oracle Corp., Senior Notes	4.650%	5/6/30	3,570,000	3,519,392
Oracle Corp., Senior Notes	2.875%	3/25/31	3,760,000	3,310,275
Oracle Corp., Senior Notes	3.600%	4/1/50	720,000	504,853
Oracle Corp., Senior Notes	5.375%	9/27/54	2,590,000	2,389,423
Total Software				11,212,325

Total Information Technology				62,169,987
Materials — 1.4%
Chemicals — 0.6%
MEGlobal BV, Senior Notes	2.625%	4/28/28	11,670,000	10,573,761 (a)
OCP SA, Senior Notes	4.500%	10/22/25	2,766,000	2,735,560 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	8,340,000	7,878,899 (a)
Total Chemicals				21,188,220
Metals & Mining — 0.6%
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	725,000	719,541 (a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	882,000	858,537 (a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	2,000	1,968
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	2,668,000	2,702,902
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	763,000	713,951
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,404,000	1,389,888
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,410,000	1,318,565
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,967,000	1,929,430 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,728,000	8,801,719
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,712,000	1,818,039
Total Metals & Mining				20,254,540
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	$5,775,000	$5,800,106

Total Materials				47,242,866
Real Estate — 0.0%††
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,152,802 (a)

Utilities — 1.3%
Electric Utilities — 1.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	3,990,000	3,389,064 (a)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,265,000	1,206,235 (a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	10,585,000	8,540,257 (a)
Exelon Corp., Senior Notes	5.625%	6/15/35	1,240,000	1,246,277
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	1,770,000	1,707,829
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	6,762,000	6,589,753
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	970,000	827,950
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	2,037,000	1,943,617
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,549,118 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	2,560,000	2,388,968
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	2,050,000	1,754,127
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	621,687
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	2,070,000	1,419,789
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	9,734,000	8,582,656 (d)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	1,760,000	1,371,481
Total Electric Utilities				43,138,808
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	570,000	530,689
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Multi-Utilities — continued
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	$1,310,000	$1,021,266
Total Multi-Utilities				1,551,955

Total Utilities				44,690,763
Total Corporate Bonds & Notes (Cost — $1,216,640,020)				1,113,414,048
Mortgage-Backed Securities — 28.7%
FHLMC — 6.6%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 11/1/51	76,649,167	62,759,984
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 11/1/41	20,869,957	16,662,682
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46- 2/1/52	7,819,351	6,987,843
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	358,434	312,561
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 1/1/52	81,917,947	67,992,999
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52- 5/1/53	5,245,828	5,104,387
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	14,755,327	14,672,709
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53- 10/1/53	11,705,637	12,086,254
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/53	9,542,633	9,713,796
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.008%	11/1/48	9,828,141	9,472,514 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/25- 8/1/33	565,222	566,228
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32	494	513
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33	1,194,537	1,143,019
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35	79,070	79,942
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41	$617,884	$583,970
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	5/1/47- 9/1/48	14,410,756	12,545,357
Total FHLMC				220,684,758
FNMA — 16.6%
Federal National Mortgage Association (FNMA)	7.500%	8/1/25- 4/1/28	5,644	5,653
Federal National Mortgage Association (FNMA)	6.000%	1/1/26- 7/1/53	16,752,407	17,041,591
Federal National Mortgage Association (FNMA)	7.000%	4/1/27- 11/1/38	190,034	196,974
Federal National Mortgage Association (FNMA)	6.500%	2/1/32- 1/1/53	15,279,294	15,788,201
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 5/1/52	18,883,310	17,283,509
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/52	88,770,660	78,395,313
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 8/1/51	35,889,529	30,883,750
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	13,530,408	13,502,433
Federal National Mortgage Association (FNMA)	5.000%	1/1/39- 7/1/53	19,408,267	19,050,429
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 3/1/52	102,002,649	82,618,237
Federal National Mortgage Association (FNMA)	1.500%	4/1/41- 1/1/42	5,911,159	4,719,972
Federal National Mortgage Association (FNMA)	4.000%	9/1/43- 1/1/57	21,672,801	20,067,466
Federal National Mortgage Association (FNMA)	4.500%	4/1/44- 8/1/58	21,931,394	20,933,064
Federal National Mortgage Association (FNMA)	2.500%	1/1/55	26,800,000	21,831,531 (e)
Federal National Mortgage Association (FNMA)	3.000%	1/1/55	49,200,000	41,793,094 (e)
Federal National Mortgage Association (FNMA)	3.500%	1/1/55	36,100,000	31,933,086 (e)
Federal National Mortgage Association (FNMA)	4.000%	1/1/55	33,400,000	30,545,456 (e)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	1/1/55	$14,500,000	$13,639,114 (e)
Federal National Mortgage Association (FNMA)	5.000%	1/1/55	15,200,000	14,671,509 (e)
Federal National Mortgage Association (FNMA)	5.500%	1/1/55	27,900,000	27,534,643 (e)
Federal National Mortgage Association (FNMA)	6.000%	1/1/55	37,600,000	37,779,188 (e)
Federal National Mortgage Association (FNMA)	6.500%	1/1/55	18,000,000	18,374,063 (e)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.829%)	6.754%	11/1/35	82,400	84,401 (b)
Total FNMA				558,672,677
GNMA — 5.5%
Government National Mortgage Association (GNMA)	7.000%	5/15/26- 5/15/32	2,347	2,352
Government National Mortgage Association (GNMA)	6.500%	3/15/28- 8/15/34	857,489	882,503
Government National Mortgage Association (GNMA)	6.000%	12/15/28- 6/15/35	696,112	711,340
Government National Mortgage Association (GNMA)	7.500%	3/15/29- 8/15/32	12,579	12,703
Government National Mortgage Association (GNMA)	5.500%	2/15/35- 6/15/36	56,257	57,417
Government National Mortgage Association (GNMA)	5.000%	1/15/40	12,950	12,869
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	4,278,906	3,811,622
Government National Mortgage Association (GNMA)	4.000%	3/15/50	232,151	216,182
Government National Mortgage Association (GNMA)	3.500%	5/15/50	2,034,059	1,819,337
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	11,860,590	11,602,363
Government National Mortgage Association (GNMA) II	3.500%	9/20/46- 10/20/49	16,777,531	15,262,417
Government National Mortgage Association (GNMA) II	4.000%	2/20/48- 6/20/52	13,062,577	12,087,164
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	19,247,589	16,495,750
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	$15,735,605	$12,967,547
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	14,971,617	11,786,894
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	19,485,939	18,484,302
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	11,272,638	11,235,681
Government National Mortgage Association (GNMA) II	6.500%	9/20/53	4,060,173	4,189,202
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	19,675,008	20,094,660
Government National Mortgage Association (GNMA) II	2.500%	1/20/55	4,400,000	3,675,031 (e)
Government National Mortgage Association (GNMA) II	4.500%	1/20/55	11,800,000	11,154,687 (e)
Government National Mortgage Association (GNMA) II	5.500%	1/20/55	12,800,000	12,696,181 (e)
Government National Mortgage Association (GNMA) II	6.000%	1/20/55	800,000	805,375 (e)
Government National Mortgage Association (GNMA) II	6.500%	1/20/55	15,400,000	15,666,116 (e)
Total GNMA				185,729,695

Total Mortgage-Backed Securities (Cost — $1,039,657,388)				965,087,130
Collateralized Mortgage Obligations(f) — 17.6%
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	6.048%	1/15/37	6,393,998	6,398,801 (a)(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	6.624%	6/17/39	8,624,659	8,639,582 (a)(b)
BANK, 2017-BNK5 A4	3.131%	6/15/60	2,734,029	2,627,467
BANK, 2021-BN36 XA, IO	0.891%	9/15/64	43,464,076	1,544,887 (b)
BANK, 2022-BNK44 A5	5.744%	11/15/55	4,280,000	4,427,885 (b)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.081%	4/15/54	21,794,555	1,080,537 (b)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	5.944%	7/15/35	10,379,000	10,368,494 (a)(b)
BOCA Commercial Mortgage Trust, 2024- BOCA A (1 mo. Term SOFR + 1.921%)	6.318%	8/15/41	4,910,000	4,940,413 (a)(b)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	6.159%	12/9/40	$1,237,404	$1,244,223 (a)(b)
CAMB Commercial Mortgage Trust, 2019- LIFE A (1 mo. Term SOFR + 1.367%)	5.765%	12/15/37	4,190,000	4,194,678 (a)(b)
CIM Trust, 2024-R1 A1	4.750%	6/25/64	12,045,560	11,735,045 (a)(b)
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	4,956,000	4,762,660
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,388,664 (b)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	5,000,000	4,564,729
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	13,281,490	12,191,734 (a)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	4,057,000	3,760,557 (a)(b)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	4,930,000	4,056,761 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	2,130,000	2,213,288 (a)
CSAIL Commercial Mortgage Trust, 2019- C15 A4	4.053%	3/15/52	7,433,000	7,130,248
CSMC Trust, 2017-RPL1 M1	2.978%	7/25/57	11,111,850	9,433,095 (a)(b)
CSMC Trust, 2019-NQM1 A1	3.656%	10/25/59	1,703,619	1,672,462 (a)
CSMC Trust, 2020-FACT A (1 mo. Term SOFR + 1.964%)	6.362%	10/15/37	6,040,000	5,909,293 (a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	18,117,009	15,634,502 (a)(b)
CSMC Trust, 2021-RPL1 A1	4.068%	9/27/60	8,227,450	8,213,771 (a)(b)
CSMC Trust, 2021-RPL4 A1	4.100%	12/27/60	11,953,381	11,924,430 (a)(b)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	8.342%	1/9/25	17,000,000	12,855,565 (a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	13,300,840	11,853,745 (a)(b)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	5,590,000	5,737,248 (a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.903%	6/25/34	14,954	13,742 (b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AF1 (1 mo. Term SOFR + 0.404%)	4.802%	4/15/36	1,033,019	935,971 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	20,123,665	17,365,523 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR02 BX, IO	1.666%	8/27/28	10,000,000	498,630 (b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 AX, IO	2.468%	9/27/28	$9,000,000	$664,751 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020- ML07 XUS, IO	2.001%	10/25/36	16,542,921	2,183,666 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019- RR01 X, IO	1.534%	6/25/28	15,700,000	668,632 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K062 X1, IO	0.276%	12/25/26	245,806,567	1,232,474 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	0.941%	5/25/29	19,264,207	640,922 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K121 X1, IO	1.019%	10/25/30	1,466,233	67,719 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.771%	3/25/28	18,280,980	279,931 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1511 X1, IO	0.775%	3/25/34	3,519,703	169,636 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1515 X1, IO	1.508%	2/25/35	25,437,585	2,601,535 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.471%	2/25/36	14,892,377	527,537 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.207%	6/25/27	7,115,364	137,238 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	6,834,195
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,090,065	1,097,050
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	259,331	261,033
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	1.778%	12/15/41	$180,311	$19,024 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.338%	8/15/39	346,253	30,281 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	2,688,618	2,356,570
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	1,786,603	1,564,474
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,517,847	1,291,766
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	1,812,668	1,546,709
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	1,647,266	263,418
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	23,514,707	3,455,319
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	12,293,695	2,561,115
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	2,027,302	427,020
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	21,428,000	18,889,234
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	3,911,594	815,868
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IA, IO	2.500%	10/25/51	3,320,396	563,009
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IB, IO	2.500%	10/25/51	3,004,407	398,100
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	18,710,411	3,412,659
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.869%	12/25/54	2,417,993	2,411,950 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.869%	12/25/54	2,293,618	2,300,880 (b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	7.469%	4/25/42	$18,635,625	$19,317,767 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	5,998,458	4,858,518
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	46,000	1,381
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.388%	8/15/44	171,840	17,011 (b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	4,148,342	1,073,424
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	460,145	120,419
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	2,782,986	264,360
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.669%	3/25/42	5,755,000	5,988,415 (a)(b)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,418,707
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.822%	6/25/34	3,367,385	113,458 (b)
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,339,615	1,159,309
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.495%	12/25/33	36,392,717	2,194,168 (b)
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,314,146	1,256,015
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	1.797%	4/25/40	232,445	24,608 (b)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	818,283	811,275
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	361,109	364,452
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	320,506	330,027
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	$123,927	$131,015
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	19,344	16,748
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	38,688	34,465
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	5,807	39
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	6,816,597	6,038,744
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.467%	12/25/42	234,719	23,301 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	26,757	710
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	707,108	126,403
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.467%	6/25/43	793,340	74,936 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.267%	12/25/43	1,692,790	162,876 (b)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,524,248	1,261,050
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	721,406	650,053
Federal National Mortgage Association (FNMA) REMIC, 2020-37 IM, IO	4.000%	6/25/50	16,813,463	3,452,212
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	1,411,560	277,499
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	582,980	96,482
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	2,003,531	443,183
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	5,559,890	4,465,614
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	864,458	150,770
Federal National Mortgage Association (FNMA) REMIC, 2021-61 PI, IO, PAC	2.500%	9/25/51	1,684,551	190,994
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2023-48 IA, IO	2.500%	12/25/50	$2,197,999	$317,902
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	2,776,871	502,679
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	24,614	4,661 (b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	23,180	4,785 (b)
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	581,154	105,535
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	22,503,836	2,837,265
Federal National Mortgage Association (FNMA) STRIPS, 428 C14, IO	2.500%	1/25/48	6,345,249	701,859
Federal National Mortgage Association (FNMA) STRIPS, 429 C10, IO	1.500%	4/25/37	29,112,767	1,693,615
Federal National Mortgage Association (FNMA) STRIPS, 436 C32, IO	2.000%	10/25/52	19,101,171	2,494,286
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	346,049,899	1,314,609 (a)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	4,910,313	4,963,949 (a)(b)
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. Term SOFR + 6.436%)	2.065%	6/20/40	788,395	98,348 (b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.214%	4/16/53	4,592,964	10,757 (b)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.032%	3/16/49	458,104	21 (b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.108%	2/16/53	4,057,561	13,659 (b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.688%	10/16/42	363,637	36,570 (b)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	20,067,944	31,497 (b)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.575%	11/16/47	6,943,056	131,952 (b)
Government National Mortgage Association (GNMA), 2013-107 AD	2.794%	11/16/47	2,601,709	2,347,776 (b)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.012%	2/16/46	2,031,972	43,749 (b)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	$69,248	$65,913 (b)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.158%	2/16/48	552,517	2,292 (b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.589%	9/16/55	2,774,079	53,408 (b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	51,528	5
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.369%	8/16/54	4,344,355	34,105 (b)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.207%	4/16/55	9,409,441	63,465 (b)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	5,776,010	1,175,768
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.588%	10/16/46	1,737,396	179,655 (b)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.766%	8/15/58	10,957,673	428,213 (b)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.559%	12/16/58	25,191,983	758,999 (b)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.445%	8/16/58	4,765,919	96,350 (b)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.701%	2/16/57	6,717,867	253,868 (b)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.565%	7/16/58	2,285,169	61,534 (b)
Government National Mortgage Association (GNMA), 2017-50 IO, IO	0.593%	1/16/57	11,502,044	379,120 (b)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.526%	11/16/56	32,910,148	964,639 (b)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,108,283	124,270 (b)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	1,057,897	201,401
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.504%	4/16/57	5,564,131	146,062 (b)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.520%	12/16/59	12,569,611	415,212 (b)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.653%	9/16/59	9,790,306	301,747 (b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.619%	3/16/60	$1,238,909	$42,850 (b)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	1.747%	5/20/67	10,627,018	363,370 (b)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.976%	11/20/67	300,424	11,180 (b)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	993,617	863,351
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	1,935,977	1,689,067
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	5.216%	7/20/70	16,303,219	16,080,447 (b)
Government National Mortgage Association (GNMA), 2021-2 AH	1.500%	6/16/63	822,932	600,842
Government National Mortgage Association (GNMA), 2021-9 MI, IO	2.500%	1/20/51	29,271,597	4,330,824
Government National Mortgage Association (GNMA), 2021-45 IO, IO	0.813%	4/16/63	7,004,673	427,726 (b)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.873%	10/16/62	13,847,924	872,434 (b)
Government National Mortgage Association (GNMA), 2021-77 LC, PAC	1.250%	7/20/50	3,191,654	2,425,347
Government National Mortgage Association (GNMA), 2021-84 ED	1.000%	7/16/60	1,085,666	771,792
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.428%	6/16/61	2,821,306	218,106 (b)
Government National Mortgage Association (GNMA), 2021-147 KI, IO	1.144%	6/16/61	18,104,752	1,452,470 (b)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	6,218,581	548,857
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	4,801,711	3,897,640
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.964%	10/16/61	2,776,207	202,005 (b)
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	19,433,654	16,207,775
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	10,708,051
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	10,400,000	9,067,041
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	$3,803,452	$770,741
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	18,815,356	14,213,990
GS Mortgage Securities Corp. Trust, 2018- RIVR D (1 mo. Term SOFR + 1.631%)	6.028%	7/15/35	7,033,000	147,693 (a)(b)
GS Mortgage Securities Corp. Trust, 2018- SRP5 A (1 mo. Term SOFR + 1.847%)	6.245%	9/15/31	4,290,456	3,200,144 (a)(b)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	6,290,000	6,016,588
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.164%)	5.562%	6/16/36	311,416	312,225 (a)(b)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	4.251%	9/25/35	10,740	8,733 (b)
INTOWN Mortgage Trust, 2022-STAY A (1 mo. Term SOFR + 2.489%)	6.886%	8/15/39	6,000,000	6,015,398 (a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.443%	5/15/28	2,186,936	1,720,725 (a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	5.816%	2/17/39	3,441,628	3,459,155 (a)(b)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (4.892% to 1/25/25 then 5.892%)	4.892%	10/25/66	12,322,962	12,335,990 (a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.803%	5/25/35	303,397	152,159 (a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	6.388%	12/25/35	10,457	5,136 (b)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.003%	3/15/52	39,447,746	1,350,237 (b)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.711%	7/25/35	206,090	180,437 (b)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	4,946,748	5,021,064 (a)(b)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	85,904	72,117 (a)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	5,153,761	4,933,691 (a)(b)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	6,275,006	5,926,233 (a)(b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	$8,465,911	$7,301,724 (a)(b)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	6,793,532	6,261,301 (a)
NJ Trust, 2023-GSP A	6.481%	1/6/29	3,030,000	3,156,252 (a)(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	45,467	22,189
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	11,087,992	10,227,680 (a)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	10,670,985	9,369,109 (a)(b)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.315%	9/17/39	4,243,948	4,264,610 (a)(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	9,027,217	7,570,930 (a)
SBALR Commercial Mortgage Trust, 2020- RR1 A3	2.825%	2/13/53	11,570,582	9,732,362 (a)
SG Residential Mortgage Trust, 2022-2 A1	5.353%	8/25/62	13,037,944	13,001,332 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	7.467%	1/15/27	11,250,000	10,662,909 (a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	5.398%	1/15/39	4,610,000	4,600,964 (a)(b)
Soho Trust, 2021-SOHO A	2.697%	8/10/38	6,000,000	4,538,734 (a)(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.948%	11/15/38	3,289,755	3,291,815 (a)(b)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,311,882 (b)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,090,000	1,652,547 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	6.566%	9/25/33	4,181	4,125 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	5.078%	9/25/36	50,033	44,164 (b)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	2,160,000	2,050,904
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.496%	8/15/54	96,229,078	6,737,883 (b)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,373,701 (a)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,000,000	2,010,459

Total Collateralized Mortgage Obligations (Cost — $644,328,043)				593,075,460
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 9.8%
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	6.117%	4/19/37	$7,990,000	$8,044,160 (a)(b)
AMMC CLO Ltd., 2012-11A A1R2 (3 mo. Term SOFR + 1.272%)	5.861%	4/30/31	393,399	394,075 (a)(b)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. Term SOFR + 1.149%)	5.488%	7/25/32	4,064	4,764 (b)
Apidos CLO, 2021-35A A (3 mo. Term SOFR + 1.312%)	5.929%	4/20/34	4,300,000	4,305,405 (a)(b)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	5.997%	4/20/35	9,450,000	9,469,981 (a)(b)
Argent Securities Trust, 2006-W4 A2B (1 mo. Term SOFR + 0.334%)	4.673%	5/25/36	90,780	21,658 (b)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. Term SOFR + 1.432%)	6.049%	1/20/35	10,520,000	10,540,263 (a)(b)
Bayview Opportunity Master Fund LLC, 2024-EDU1 A (30 Day Average SOFR + 1.450%)	6.019%	6/25/47	8,604,746	8,661,033 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	6.398%	1/15/35	14,260,000	14,277,765 (a)(b)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	9,684,288	8,851,812 (a)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	6.029%	4/19/34	830,000	831,195 (a)(b)
Brightwood Capital MM CLO Ltd., 2023-1A A1A (3 mo. Term SOFR + 2.750%)	7.406%	10/15/35	4,610,000	4,672,800 (a)(b)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.961%	10/20/37	14,890,000	14,931,107 (a)(b)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.029%	7/17/34	5,000,000	5,007,339 (a)(b)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	5,079,357	4,950,328 (a)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	5.949%	4/20/34	3,100,000	3,104,368 (a)(b)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.853%	12/28/48	5,055,212	5,071,549 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	2,606,610	2,366,156 (a)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	4.094%	2/3/29	617	477 (a)(b)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	4,765,481	4,215,430 (a)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	5.883%	5/20/34	2,280,000	2,286,374 (a)(b)
ELFI Graduate Loan Program LLC, 2023-A A	6.370%	2/4/48	11,822,263	12,032,728 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.137%	4/20/37	$7,000,000	$7,050,458 (a)(b)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	6.856%	7/15/36	6,100,000	6,152,401 (a)(b)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	6.226%	4/25/37	3,000,000	3,027,960 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	273,876	261,091
Goodgreen Trust, 2017-2A A	3.260%	10/15/53	559,639	501,435 (a)
Greywolf CLO Ltd., 2015-1A A1R (3 mo. Term SOFR + 1.422%)	6.047%	1/27/31	3,073,939	3,078,036 (a)(b)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	5,200,000	4,849,175 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	3,165,253	2,735,150 (a)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	10,139,850	9,648,558 (a)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	928,143	796,198 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.009%	1/21/35	6,660,000	6,678,411 (a)(b)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	6,987,142	5,551,603 (a)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	6,360,000	6,351,541 (a)
Madison Park Funding Ltd., 9A AR2 (3 mo. Term SOFR + 1.252%)	5.766%	5/28/30	663,601	665,206 (a)(b)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	6.992%	7/15/37	2,970,000	2,989,572 (a)(b)
MAPS Trust, 2021-1A A	2.521%	6/15/46	2,858,598	2,640,360 (a)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	6.518%	7/15/29	3,953,473	3,961,558 (a)(b)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	2,835,587	2,764,831 (a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	6.479%	10/20/30	6,090,000	6,108,814 (a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	5.515%	4/20/62	12,321,000	12,261,199 (a)(b)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	6.167%	4/20/37	8,000,000	8,056,675 (a)(b)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.235%	11/16/36	6,000,000	6,033,197 (a)(b)
OHA Credit Funding Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	5.917%	2/24/37	11,090,000	11,112,685 (a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	5.822%	5/23/31	3,967,082	3,971,708 (a)(b)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Owl Rock CLO Ltd., 2020-3A AR (3 mo. Term SOFR + 1.850%)	6.467%	4/20/36	$7,110,000	$7,183,366 (a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	5.928%	11/14/34	15,000,000	15,032,061 (a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	5.959%	7/20/34	13,100,000	13,130,298 (a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	6.447%	1/20/37	10,000,000	10,105,282 (a)(b)
Shackleton CLO Ltd., 2013-3A AR (3 mo. Term SOFR + 1.382%)	6.038%	7/15/30	195,097	195,434 (a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.262%	10/15/41	5,686,144	5,897,644 (a)(b)
SMB Private Education Loan Trust, 2020- PTA B	2.500%	9/15/54	10,000,000	8,589,136 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	657,777	604,956 (a)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. Term SOFR + 0.914%)	5.253%	2/25/34	1,465,731	1,457,373 (b)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,379,342	3,146,837 (a)
Textainer Marine Containers Ltd., 2024-1A A	5.250%	8/20/49	4,840,000	4,766,010 (a)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	8,881,232	8,511,286 (a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,098,181	997,695
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	6.767%	4/20/36	9,470,000	9,510,170 (a)(b)

Total Asset-Backed Securities (Cost — $336,640,418)				330,416,137
U.S. Government & Agency Obligations — 9.4%
U.S. Government Agencies — 0.3%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	10,950,000	12,163,314
U.S. Government Obligations — 9.1%
U.S. Treasury Bonds	4.000%	11/15/42	103,000,000	92,717,111 (g)(h)(i)
U.S. Treasury Bonds	3.875%	2/15/43	66,470,000	58,674,283
U.S. Treasury Bonds	3.875%	5/15/43	28,060,000	24,705,037
U.S. Treasury Bonds	4.375%	8/15/43	67,000,000	63,067,977
U.S. Treasury Bonds	4.625%	5/15/44	630,000	610,955
U.S. Treasury Bonds	4.625%	11/15/44	1,480,000	1,435,369
U.S. Treasury Bonds	3.375%	11/15/48	25,190,000	19,682,914
U.S. Treasury Bonds	4.250%	2/15/54	2,000,000	1,825,126 (h)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	4.250%	8/15/54	$3,010,000	$2,749,440
U.S. Treasury Notes	3.875%	11/30/29	2,720,000	2,659,451
U.S. Treasury Notes	4.125%	8/31/30	3,800,000	3,742,316
U.S. Treasury Notes	3.875%	8/15/33	70,000	66,642
U.S. Treasury Notes	3.875%	8/15/34	35,000,000	33,104,777
U.S. Treasury Notes	4.250%	11/15/34	860,000	837,653
Total U.S. Government Obligations				305,879,051

Total U.S. Government & Agency Obligations (Cost — $337,456,284)				318,042,365
U.S. Treasury Inflation Protected Securities — 1.9%
U.S. Treasury Notes, Inflation Indexed (Cost — $67,013,882)	1.875%	7/15/34	65,389,350	63,378,557

Sovereign Bonds — 1.6%
Chile — 0.0%††
Chile Government International Bond, Senior Notes	3.100%	1/22/61	2,890,000	1,710,514
Colombia — 0.3%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	15,139,000	10,249,103
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	3,139,000	3,064,925 (a)
Israel — 0.4%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	14,080,000	12,253,261
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	5,962,000	5,429,981 (a)
Mexico — 0.4%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	24,000	18,294
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	21,550,000	14,621,072
Total Mexico				14,639,366
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	10,000	5,294
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	6,480,000	3,970,134
Total Peru				3,975,428
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	$1,830,000	$2,141,960

Total Sovereign Bonds (Cost — $62,901,830)				53,464,538
Municipal Bonds — 0.0%††
Illinois — 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	2,916
Ohio — 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Projects Build America Bonds, Series B	7.834%	2/15/41	134,000	158,180

Total Municipal Bonds (Cost — $181,705)				161,096
Total Investments before Short-Term Investments (Cost — $3,704,819,570)				3,437,039,331
			Shares
Short-Term Investments — 5.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $187,820,572)	4.440%		187,820,572	187,820,572 (j)(k)
Total Investments — 107.7% (Cost — $3,892,640,142)				3,624,859,903
Liabilities in Excess of Other Assets — (7.7)%				(259,188,863)
Total Net Assets — 100.0%				$3,365,671,040

See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2024, the Fund held TBA securities with a total cost of $282,975,734.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	All or a portion of this security is held at the broker as collateral for TBAs.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2024, the total market value of investments in Affiliated
Companies was $187,820,572 and the cost was $187,820,572 (Note 8).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

 Western Asset Core Bond Fund
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	7,884	3/25	$842,673,907	$838,106,176	$(4,567,731)
U.S. Treasury 10-Year Notes	501	3/25	54,891,936	54,483,750	(408,186)
U.S. Treasury Long-Term Bonds	187	3/25	21,944,764	21,288,781	(655,983)
Net unrealized depreciation on open futures contracts					$(5,631,900)
At December 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
	$298,764,000	4/30/31	4.200% annually	Daily SOFR Compound annually	$(2,513,992)	$(5,292,490)	$2,778,498
	14,487,000	5/15/48	3.150% annually	Daily SOFR Compound annually	1,962,554	1,352,190	610,364
Total	$313,251,000				$(551,438)	$(3,940,300)	$3,388,862

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A. (PrimeX.FRM.1), 4.420%, due 7/25/36	$195,773	7/25/36	4.420% monthly	$19,607	$8,204	$11,403(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.43 Index	$401,130,000	12/20/29	1.000% quarterly	$8,953,509	$9,116,841	$(163,332)

See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
(a)	Swap contract is valued using significant unobservable inputs (Note 1).
(b)	Swap contract is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.490%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $3,704,819,570)	$3,437,039,331
Investments in affiliated securities, at value (Cost — $187,820,572)	187,820,572
Cash	19,147,784
Receivable for securities sold	170,483,281
Interest receivable	26,405,655
Deposits with brokers for centrally cleared swap contracts	11,410,996
Receivable for Fund shares sold	2,966,943
Dividends receivable from affiliated investments	798,065
Principal paydown receivable	115,248
OTC swaps, at value (premiums paid — $8,204)	19,607
Deposits with brokers for TBA securities	10,000
Receivable for open OTC swap contracts	2,046
Deposits with brokers for open futures contracts	646
Other assets	1,487
Prepaid expenses	141,113
Total Assets	3,856,362,774
Liabilities:
Payable for securities purchased	453,336,948
Payable for Fund shares repurchased	19,182,752
Payable to brokers — net variation margin on centrally cleared swap contracts	11,187,035
Distributions payable	2,144,784
Payable to brokers — net variation margin on open futures contracts	878,090
Investment management fee payable	866,994
Service and/or distribution fees payable	158,987
Directors’ fees payable	76,585
Accrued expenses	2,859,559
Total Liabilities	490,691,734
Total Net Assets	$3,365,671,040
Net Assets:
Par value (Note 7)	$324,341
Paid-in capital in excess of par value	6,924,596,583
Total distributable earnings (loss)	(3,559,249,884)
Total Net Assets	$3,365,671,040
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Statement of Assets and Liabilities (cont’d)
December 31, 2024
Net Assets:
Class A	$569,142,992
Class C	$24,207,713
Class C1	$7,888
Class FI	$25,146,848
Class R	$13,212,754
Class I	$1,593,422,660
Class IS	$1,140,530,185
Shares Outstanding:
Class A	54,885,934
Class C	2,333,524
Class C1	763
Class FI	2,423,198
Class R	1,273,067
Class I	153,612,008
Class IS	109,812,492
Net Asset Value:
Class A (and redemption price)	$10.37
Class C*	$10.37
Class C1*	$10.34
Class FI (and redemption price)	$10.38
Class R (and redemption price)	$10.38
Class I (and redemption price)	$10.37
Class IS (and redemption price)	$10.39
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.77

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Interest from unaffiliated investments	$494,270,328
Dividends from affiliated investments	12,536,837
Interest from affiliated investments	82,583
Total Investment Income	506,889,748
Expenses:
Investment management fee (Note 2)	43,777,626
Transfer agent fees (Notes 2 and 5)	11,212,216
Service and/or distribution fees (Notes 2 and 5)	2,130,056
Shareholder reports	579,287
Registration fees	491,836
Legal fees	414,662
Directors’ fees	331,654
Fund accounting fees	205,753
Commitment fees (Note 9)	115,013
Insurance	106,648
Audit and tax fees	82,726
Miscellaneous expenses	51,388
Total Expenses	59,498,865
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(8,709,972)
Net Expenses	50,788,893
Net Investment Income	456,100,855
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(934,664,872)
Futures contracts	20,854,340
Written options	11,535,079
Swap contracts	124,534,111
Net Realized Loss	(777,741,342)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	807,772,579
Investments in affiliated securities	(7,969)
Futures contracts	(131,386,576)
Written options	(178,379)
Swap contracts	(77,553,712)
Change in Net Unrealized Appreciation (Depreciation)	598,645,943
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(179,095,399)
Increase in Net Assets From Operations	$277,005,456
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$456,100,855	$561,606,179
Net realized loss	(777,741,342)	(600,344,493)
Change in net unrealized appreciation (depreciation)	598,645,943	816,701,466
Increase in Net Assets From Operations	277,005,456	777,963,152
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(459,160,083)	(548,790,006)
Decrease in Net Assets From Distributions to Shareholders	(459,160,083)	(548,790,006)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,235,798,791	4,973,269,844
Reinvestment of distributions	406,266,753	481,318,550
Cost of shares repurchased	(14,601,031,887)	(5,327,374,619)
Increase (Decrease) in Net Assets From Fund Share Transactions	(10,958,966,343)	127,213,775
Increase (Decrease) in Net Assets	(11,141,120,970)	356,386,921
Net Assets:
Beginning of year	14,506,792,010	14,150,405,089
End of year	$3,365,671,040	$14,506,792,010
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.78	$10.58	$13.09	$13.65	$13.01
Income (loss) from operations:
Net investment income	0.41	0.37	0.25	0.15	0.21
Net realized and unrealized gain (loss)	(0.37)	0.19	(2.50)	(0.45)	0.92
Total income (loss) from operations	0.04	0.56	(2.25)	(0.30)	1.13
Less distributions from:
Net investment income	(0.45)	(0.36)	(0.26)	(0.22)	(0.28)
Net realized gains	—	—	—	(0.04)	(0.21)
Total distributions	(0.45)	(0.36)	(0.26)	(0.26)	(0.49)
Net asset value, end of year	$10.37	$10.78	$10.58	$13.09	$13.65
Total return[2]	0.26%	5.53%	(17.24)%	(2.20)%	8.72%
Net assets, end of year (millions)	$569	$645	$579	$731	$700
Ratios to average net assets:
Gross expenses	0.82%	0.82%[3]	0.83%	0.82%	0.83%[3]
Net expenses[4,5]	0.81	0.82 [3]	0.82	0.82	0.82 [3]
Net investment income	3.88	3.50	2.19	1.16	1.55
Portfolio turnover rate[6]	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.79	$10.58	$13.09	$13.65	$13.01
Income (loss) from operations:
Net investment income	0.34	0.29	0.17	0.06	0.11
Net realized and unrealized gain (loss)	(0.39)	0.21	(2.49)	(0.45)	0.92
Total income (loss) from operations	(0.05)	0.50	(2.32)	(0.39)	1.03
Less distributions from:
Net investment income	(0.37)	(0.29)	(0.19)	(0.13)	(0.18)
Net realized gains	—	—	—	(0.04)	(0.21)
Total distributions	(0.37)	(0.29)	(0.19)	(0.17)	(0.39)
Net asset value, end of year	$10.37	$10.79	$10.58	$13.09	$13.65
Total return[2]	(0.34)%	4.70%	(17.73)%	(2.88)%	7.96%
Net assets, end of year (000s)	$24,208	$33,830	$45,614	$83,677	$98,221
Ratios to average net assets:
Gross expenses	1.52%	1.51%	1.51%	1.52%	1.52%
Net expenses[3,4]	1.51	1.51	1.51	1.52	1.51
Net investment income	3.17	2.77	1.44	0.46	0.84
Portfolio turnover rate[5]	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C1 Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.81	$10.60	$13.12	$13.66	$13.02
Income (loss) from operations:
Net investment income	0.34	0.31	0.19	0.09	0.16
Net realized and unrealized gain (loss)	(0.37)	0.21	(2.50)	(0.43)	0.91
Total income (loss) from operations	(0.03)	0.52	(2.31)	(0.34)	1.07
Less distributions from:
Net investment income	(0.44)	(0.31)	(0.21)	(0.16)	(0.22)
Net realized gains	—	—	—	(0.04)	(0.21)
Total distributions	(0.44)	(0.31)	(0.21)	(0.20)	(0.43)
Net asset value, end of year	$10.34	$10.81	$10.60	$13.12	$13.66
Total return[2]	(0.27)%	4.88%	(17.58)%	(2.48)%	8.24%
Net assets, end of year (000s)	$8	$164	$373	$658	$1,649
Ratios to average net assets:
Gross expenses	1.92%	1.35%	1.29%	1.26%	1.25%
Net expenses[3,4]	1.42	1.35	1.29	1.25	1.25
Net investment income	3.12	2.87	1.66	0.69	1.17
Portfolio turnover rate[5]	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class FI Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.79	$10.59	$13.10	$13.66	$13.01
Income (loss) from operations:
Net investment income	0.41	0.37	0.25	0.16	0.22
Net realized and unrealized gain (loss)	(0.37)	0.19	(2.50)	(0.46)	0.92
Total income (loss) from operations	0.04	0.56	(2.25)	(0.30)	1.14
Less distributions from:
Net investment income	(0.45)	(0.36)	(0.26)	(0.22)	(0.28)
Net realized gains	—	—	—	(0.04)	(0.21)
Total distributions	(0.45)	(0.36)	(0.26)	(0.26)	(0.49)
Net asset value, end of year	$10.38	$10.79	$10.59	$13.10	$13.66
Total return[2]	0.37%	5.44%	(17.22)%	(2.18)%	8.73%
Net assets, end of year (000s)	$25,147	$89,169	$126,458	$198,853	$206,983
Ratios to average net assets:
Gross expenses	0.80%	0.80%	0.81%	0.80%	0.80%
Net expenses[3,4]	0.79	0.80	0.81	0.80	0.79
Net investment income	3.87	3.47	2.16	1.18	1.60
Portfolio turnover rate[5]	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class R Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.79	$10.59	$13.10	$13.66	$13.02
Income (loss) from operations:
Net investment income	0.38	0.34	0.21	0.11	0.17
Net realized and unrealized gain (loss)	(0.37)	0.19	(2.49)	(0.45)	0.91
Total income (loss) from operations	0.01	0.53	(2.28)	(0.34)	1.08
Less distributions from:
Net investment income	(0.42)	(0.33)	(0.23)	(0.18)	(0.23)
Net realized gains	—	—	—	(0.04)	(0.21)
Total distributions	(0.42)	(0.33)	(0.23)	(0.22)	(0.44)
Net asset value, end of year	$10.38	$10.79	$10.59	$13.10	$13.66
Total return[2]	0.06%	5.11%	(17.47)%	(2.50)%	8.37%
Net assets, end of year (000s)	$13,213	$24,209	$23,893	$35,216	$31,357
Ratios to average net assets:
Gross expenses	1.12%	1.12%	1.14%	1.15%	1.13%
Net expenses[3,4]	1.11	1.12	1.13	1.14	1.13
Net investment income	3.57	3.19	1.85	0.84	1.24
Portfolio turnover rate[5]	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.79	$10.58	$13.09	$13.65	$13.01
Income (loss) from operations:
Net investment income	0.45	0.41	0.29	0.20	0.26
Net realized and unrealized gain (loss)	(0.38)	0.20	(2.49)	(0.45)	0.92
Total income (loss) from operations	0.07	0.61	(2.20)	(0.25)	1.18
Less distributions from:
Net investment income	(0.49)	(0.40)	(0.31)	(0.27)	(0.33)
Net realized gains	—	—	—	(0.04)	(0.21)
Total distributions	(0.49)	(0.40)	(0.31)	(0.31)	(0.54)
Net asset value, end of year	$10.37	$10.79	$10.58	$13.09	$13.65
Total return[2]	0.62%	5.91%	(16.93)%	(1.84)%	9.12%
Net assets, end of year (millions)	$1,593	$10,041	$8,889	$13,094	$13,191
Ratios to average net assets:
Gross expenses	0.56%	0.53%	0.54%	0.53%	0.54%[3]
Net expenses[4,5]	0.45	0.45	0.45	0.45	0.45 [3]
Net investment income	4.22	3.87	2.53	1.53	1.91
Portfolio turnover rate[6]	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.80	$10.60	$13.11	$13.67	$13.03
Income (loss) from operations:
Net investment income	0.45	0.41	0.29	0.21	0.26
Net realized and unrealized gain (loss)	(0.37)	0.19	(2.49)	(0.46)	0.92
Total income (loss) from operations	0.08	0.60	(2.20)	(0.25)	1.18
Less distributions from:
Net investment income	(0.49)	(0.40)	(0.31)	(0.27)	(0.33)
Net realized gains	—	—	—	(0.04)	(0.21)
Total distributions	(0.49)	(0.40)	(0.31)	(0.31)	(0.54)
Net asset value, end of year	$10.39	$10.80	$10.60	$13.11	$13.67
Total return[2]	0.75%	5.84%	(16.87)%	(1.80)%	9.14%
Net assets, end of year (millions)	$1,141	$3,673	$4,486	$6,830	$5,846
Ratios to average net assets:
Gross expenses	0.43%	0.42%	0.42%[3]	0.42%[3]	0.42%[3]
Net expenses[4,5]	0.42	0.41	0.42 [3]	0.42 [3]	0.42 [3]
Net investment income	4.25	3.87	2.56	1.56	1.95
Portfolio turnover rate[6]	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).

Western Asset Core Bond Fund 2024 Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Core Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,113,414,048	—	$1,113,414,048
Mortgage-Backed Securities	—	965,087,130	—	965,087,130
Collateralized Mortgage Obligations	—	593,075,460	—	593,075,460
Asset-Backed Securities	—	330,416,137	—	330,416,137
U.S. Government & Agency Obligations	—	318,042,365	—	318,042,365
U.S. Treasury Inflation Protected Securities	—	63,378,557	—	63,378,557
Sovereign Bonds	—	53,464,538	—	53,464,538
Municipal Bonds	—	161,096	—	161,096
Total Long-Term Investments	—	3,437,039,331	—	3,437,039,331
Short-Term Investments†	$187,820,572	—	—	187,820,572
Total Investments	$187,820,572	$3,437,039,331	—	$3,624,859,903
Other Financial Instruments:
Centrally Cleared Interest Rate Swaps††	—	$3,388,862	—	$3,388,862
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$19,607	19,607
Total Other Financial Instruments	—	$3,388,862	$19,607	$3,408,469
Total	$187,820,572	$3,440,428,193	$19,607	$3,628,268,372

Western Asset Core Bond Fund 2024 Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$5,631,900	—	—	$5,631,900
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$163,332	—	163,332
Total	$5,631,900	$163,332	—	$5,795,232

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
Western Asset Core Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap

Western Asset Core Bond Fund 2024 Annual Report

agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2024, the total notional value of all credit default swaps to sell protection was $401,325,773. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended December 31, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of
Western Asset Core Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

Western Asset Core Bond Fund 2024 Annual Report

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater
Western Asset Core Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
At December 31, 2024, the Fund held non-cash collateral for TBA securities from Bank of America N.A., Citibank N.A. and Morgan Stanley & Co. Inc. in the amounts of $256,369, $75,658 and $236,436, respectively.
(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Western Asset Core Bond Fund 2024 Annual Report

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(l) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be
Western Asset Core Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Western Asset Core Bond Fund 2024 Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(q) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
Western Asset Core Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that FTFA receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026

Western Asset Core Bond Fund 2024 Annual Report

without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $8,709,972, which included an affiliated money market fund waiver of $285,842.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2025	—	—	—	—	—	$7,819,847	—
Expires December 31, 2026	$39,634	$1,864	$112	$4,121	$1,435	8,201,992	$174,971
Total fee waivers/ expense reimbursements subject to recapture	$39,634	$1,864	$112	$4,121	$1,435	$16,021,839	$174,971
For the year ended December 31, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended
Western Asset Core Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
December 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $48,005 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$26,950	—
CDSCs	759	$320
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$714,191,967	$8,633,653,587
Sales	6,100,763,979	14,174,400,108
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$3,893,514,634	$14,416,418	$(283,071,149)	$(268,654,731)
Futures contracts	—	—	(5,631,900)	(5,631,900)
Swap contracts	5,184,745	3,400,265	(163,332)	3,236,933

Western Asset Core Bond Fund 2024 Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
OTC swap contracts[2]	—	$19,607	$19,607
Centrally cleared swap contracts[3]	$3,388,862	—	3,388,862
Total	$3,388,862	$19,607	$3,408,469

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[4]	$5,631,900	—	$5,631,900
Centrally cleared swap contracts[3]	—	$163,332	163,332
Total	$5,631,900	$163,332	$5,795,232

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(9,766,057)	—	$(9,766,057)
Futures contracts	20,854,340	—	20,854,340
Written options	11,535,079	—	11,535,079
Swap contracts	106,044,410	$18,489,701	124,534,111
Total	$128,667,772	$18,489,701	$147,157,473

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.
Western Asset Core Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$2,136,503	—	$2,136,503
Futures contracts	(131,386,576)	—	(131,386,576)
Written options	(178,379)	—	(178,379)
Swap contracts	(70,760,585)	$(6,793,127)	(77,553,712)
Total	$(200,189,037)	$(6,793,127)	$(206,982,164)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the year ended December 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$2,668,047
Written options†	1,915,922
Futures contracts (to buy)	5,501,976,289
Futures contracts (to sell)†	1,415,645,174
Average Notional Balance
Interest rate swap contracts	$1,622,351,308
Credit default swap contracts (sell protection)	803,830,441

†	At December 31, 2024, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$19,607	—	$19,607	—	$19,607

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%,

Western Asset Core Bond Fund 2024 Annual Report

0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,560,912	$877,587
Class C	293,680	26,349
Class C1	156	180
Class FI	162,311	83,307
Class R	112,997	43,716
Class I	—	10,155,712
Class IS	—	25,365
Total	$2,130,056	$11,212,216
For the year ended December 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$62,154
Class C	2,890
Class C1	112
Class FI	6,264
Class R	2,254
Class I	8,395,884
Class IS	240,414
Total	$8,709,972
6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$26,247,207	$20,603,315
Class C	1,018,752	1,042,688
Class C1	747	5,819
Class FI	2,557,034	3,598,186
Class R	880,213	748,015
Class I	325,404,939	367,362,474
Class IS	103,051,191	155,429,509
Total	$459,160,083	$548,790,006
Western Asset Core Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
7. Capital shares
At December 31, 2024, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	15,476,148	$163,884,433	26,360,526	$278,719,001
Shares issued on reinvestment	1,897,026	20,053,856	1,367,719	14,415,439
Shares repurchased	(22,335,706)	(236,661,017)	(22,594,563)	(239,171,258)
Net increase (decrease)	(4,962,532)	$(52,722,728)	5,133,682	$53,963,182
Class C
Shares sold	426,941	$4,550,428	588,235	$6,226,779
Shares issued on reinvestment	80,797	854,334	81,356	860,212
Shares repurchased	(1,310,076)	(13,872,445)	(1,844,000)	(19,533,455)
Net decrease	(802,338)	$(8,467,683)	(1,174,409)	$(12,446,464)
Class C1
Shares sold	14	$182	218	$2,361
Shares issued on reinvestment	68	719	547	5,810
Shares repurchased	(14,516)	(154,101)	(20,756)	(223,754)
Net decrease	(14,434)	$(153,200)	(19,991)	$(215,583)
Class FI
Shares sold	1,092,566	$11,605,990	1,548,257	$16,470,249
Shares issued on reinvestment	233,974	2,477,341	328,378	3,474,054
Shares repurchased	(7,165,657)	(75,735,883)	(5,559,338)	(58,874,216)
Net decrease	(5,839,117)	$(61,652,552)	(3,682,703)	$(38,929,913)
Class R
Shares sold	624,012	$6,618,938	586,414	$6,218,475
Shares issued on reinvestment	82,019	868,194	69,888	738,225
Shares repurchased	(1,675,887)	(17,671,123)	(669,950)	(7,104,580)
Net decrease	(969,856)	$(10,183,991)	(13,648)	$(147,880)
Class I
Shares sold	239,561,880	$2,523,989,569	349,707,244	$3,716,416,859
Shares issued on reinvestment	28,355,943	299,719,487	31,972,250	337,384,165
Shares repurchased	(1,045,180,771)	(11,182,819,455)	(290,943,708)	(3,052,674,694)
Net increase (decrease)	(777,262,948)	$(8,359,110,399)	90,735,786	$1,001,126,330

Western Asset Core Bond Fund 2024 Annual Report

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class IS
Shares sold	49,737,099	$525,149,251	89,626,342	$949,216,120
Shares issued on reinvestment	7,772,467	82,292,822	11,758,889	124,440,645
Shares repurchased	(287,786,177)	(3,074,117,863)	(184,668,982)	(1,949,792,662)
Net decrease	(230,276,611)	$(2,466,675,790)	(83,283,751)	$(876,135,897)
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the year ended December 31, 2024. The following transactions were effected in such companies for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares/ Face Amount	Proceeds	Shares/ Face Amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$6,007,969	—	—	$6,000,000	6,000,000
Western Asset Premier Institutional Government Reserves, Premium Shares	193,162,949	$7,162,087,634	7,162,087,634	7,167,430,011	7,167,430,011
	$199,170,918	$7,162,087,634		$7,173,430,011

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$82,583	$(7,969)	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	12,536,837	—	$187,820,572
	—	$12,619,420	$(7,969)	$187,820,572
Western Asset Core Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$459,160,083	$548,790,006
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$93,333,157
Deferred capital losses*	(3,386,837,604)
Other book/tax temporary differences(a)	5,302,833
Unrealized appreciation (depreciation)(b)	(271,048,270)
Total distributable earnings (loss) — net	$(3,559,249,884)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures, options and foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.
11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to

Western Asset Core Bond Fund 2024 Annual Report

Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.
Western Asset Core Bond Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Core Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements’’). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Core Bond Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$346,714,167
Section 163(j) Interest Earned	§163(j)	$482,592,001
Interest Earned from Federal Obligations	Note (1)	$57,652,852
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Core Bond Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Core Bond Fund

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Western Asset
Core Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Core Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Core Bond Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90047-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 25, 2025